Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	X-Square Balanced Fund, LLC
Entity Central Index Key	0001763143
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000210871
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class A
Trading Symbol	SQBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$97	1.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains during the first half of the year ending on June 30, 2025, while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 5.33% for the period. We recognize that recent economic headlines—tariffs, trade tensions, geopolitical conflicts, and legislative uncertainties—may feel overwhelming. Consistent with our commitment to delivering reliable income, we have distributed three quarterly dividends of $0.06 per share on January, April, and July 25 of this year. The market turbulence during the “tariff tantrum” from February to April presented unique opportunities, which our strategic positioning allowed us to capture, contributing to the Fund’s strong performance. Looking forward, we are well positioned to capitalize on macroeconomic uncertainties and structural trends, such as significant investments in AI infrastructure and increased military spending, which we believe will drive long-term value for our investors.

Line Graph [Table Text Block]
	Class A - NAV	Class A - Load	S&P 500 Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$9,625	$10,000	$10,000
12/31/19	$10,370	$9,981	$10,573	$10,343
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/25	$15,282	$14,708	$22,122	$16,529

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	10.84%	8.32%	7.78%
Class A - Load	6.64%	7.49%	7.05%
S&P 500 Total Return Index	15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate	11.62%	9.62%	9.28%

Performance Inception Date		Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 71,697,473	$ 71,697,473
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 327,660
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$71,697,473 # of Portfolio Holdings78 Portfolio Turnover Rate 9% Advisory Fees Paid$327,660
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.06%
3-5 Years	1.12%
5-10 Years	2.12%
No Maturity	6.96%
> 10 Years	25.04%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	5.37%
Ginnie Mae II Pool, 2.00%, 10/20/2051	5.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	4.67%
United States Treasury Bill, 2.11%, 08/07/2025	4.44%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.93%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.66%
United States Treasury Bill, 0.54%, 07/10/2025	2.52%
Walmart, Inc.	2.18%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.12%
Meta Platforms, Inc.	1.96%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210872
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class C
Trading Symbol	SQCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$137	2.72%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains during the first half of the year ending on June 30, 2025, while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 5.33% for the period. We recognize that recent economic headlines—tariffs, trade tensions, geopolitical conflicts, and legislative uncertainties—may feel overwhelming. Consistent with our commitment to delivering reliable income, we have distributed three quarterly dividends of $0.06 per share on January, April, and July 25 of this year. The market turbulence during the “tariff tantrum” from February to April presented unique opportunities, which our strategic positioning allowed us to capture, contributing to the Fund’s strong performance. Looking forward, we are well positioned to capitalize on macroeconomic uncertainties and structural trends, such as significant investments in AI infrastructure and increased military spending, which we believe will drive long-term value for our investors.

Line Graph [Table Text Block]
	Class C - NAV	Class C - Load	S&P 500 Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000	$10,000
12/31/19	$10,350	$10,350	$10,573	$10,343
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/25	$14,600	$14,600	$22,122	$16,529

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	9.71%	7.46%	6.91%
Class C - Load	8.71%	7.46%	6.91%
S&P 500 Total Return Index	15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate	11.62%	9.62%	9.28%

Performance Inception Date		Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 71,697,473	$ 71,697,473
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 327,660
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$71,697,473 # of Portfolio Holdings78 Portfolio Turnover Rate 9% Advisory Fees Paid$327,660
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.06%
3-5 Years	1.12%
5-10 Years	2.12%
No Maturity	6.96%
> 10 Years	25.04%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	5.37%
Ginnie Mae II Pool, 2.00%, 10/20/2051	5.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	4.67%
United States Treasury Bill, 2.11%, 08/07/2025	4.44%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.93%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.66%
United States Treasury Bill, 0.54%, 07/10/2025	2.52%
Walmart, Inc.	2.18%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.12%
Meta Platforms, Inc.	1.96%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210870
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Institutional
Trading Symbol	SQBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$84	1.66%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains during the first half of the year ending on June 30, 2025, while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 5.33% for the period. We recognize that recent economic headlines—tariffs, trade tensions, geopolitical conflicts, and legislative uncertainties—may feel overwhelming. Consistent with our commitment to delivering reliable income, we have distributed three quarterly dividends of $0.06 per share on January, April, and July 25 of this year. The market turbulence during the “tariff tantrum” from February to April presented unique opportunities, which our strategic positioning allowed us to capture, contributing to the Fund’s strong performance. Looking forward, we are well positioned to capitalize on macroeconomic uncertainties and structural trends, such as significant investments in AI infrastructure and increased military spending, which we believe will drive long-term value for our investors.

Line Graph [Table Text Block]
	Institutional	S&P 500 Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000
12/31/19	$10,370	$10,573	$10,343
6/30/20	$10,270	$10,247	$10,445
12/31/20	$11,650	$12,518	$11,866
6/30/21	$12,620	$14,427	$12,849
12/31/21	$12,761	$16,111	$13,748
6/30/22	$11,031	$12,896	$11,533
12/31/22	$11,401	$13,193	$11,578
6/30/23	$12,155	$15,422	$12,829
12/31/23	$13,126	$16,662	$13,623
6/30/24	$13,951	$19,209	$14,808
12/31/24	$14,827	$20,830	$15,673
6/30/25	$15,498	$22,122	$16,529

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	11.09%	8.58%	8.04%
S&P 500 Total Return Index	15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate	11.62%	9.62%	9.28%

Performance Inception Date		Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 71,697,473	$ 71,697,473
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 327,660
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$71,697,473 # of Portfolio Holdings78 Portfolio Turnover Rate -% Advisory Fees Paid$327,660
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.06%
3-5 Years	1.12%
5-10 Years	2.12%
No Maturity	6.96%
> 10 Years	25.04%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	5.37%
Ginnie Mae II Pool, 2.00%, 10/20/2051	5.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	4.67%
United States Treasury Bill, 2.11%, 08/07/2025	4.44%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.93%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.66%
United States Treasury Bill, 0.54%, 07/10/2025	2.52%
Walmart, Inc.	2.18%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.12%
Meta Platforms, Inc.	1.96%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.